Description of Business and Basis of Presentation (Details 3) (USD $) In Millions, except Share data, unless otherwise specified	0 Months Ended	12 Months Ended	0 Months Ended
	Sep. 19, 2014	Dec. 28, 2014	Sep. 29, 2014	Dec. 29, 2013
Initial Public Offering and Basis of Presentation
Common stock, par value (in dollars per share)		0.001		$ 0.001
Common Stock
Initial Public Offering and Basis of Presentation
Aggregate number of shares of common stock sold in IPO		15,467,500
Stock split ratio	190
Common Stock | IPO
Initial Public Offering and Basis of Presentation
Aggregate number of shares of common stock sold in IPO			15,467,500
Common stock, par value (in dollars per share)			$ 0.001
Share price (in dollars per share)			$ 12.00
Aggregate net proceeds received after deducting underwriting discounts and commissions and other offering expenses			$ 167.7